Financial risk management (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 3,966,749	$ 3,660,032
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,017,482	1,066,049
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	270,801	322,523
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,245,465	1,707,815
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,433,001	563,645
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,501,684	2,179,229
Loans And Financing [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	148,077	232,941
Loans And Financing [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	150,023	181,147
Loans And Financing [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,175,144	1,591,705
Loans And Financing [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,028,440	173,436
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	86,057	109,858
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	29,882	29,227
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	37,755	49,480
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,121	16,845
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,299	14,306
Derivatives [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,798	10,493
Derivatives [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,600	10,343
Derivatives [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	181	108
Derivatives [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	17	42
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	443,288	451,603
Trade Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	443,288	451,603
Trade Payables [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows
Confirming Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	268,175	234,385
Confirming Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	268,175	234,385
Salaries And Payroll Charges [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	70,235	68,165
Salaries And Payroll Charges [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	70,235	68,165
Dividends Payable [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,707	2,830
Dividends Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,707	2,830
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	4,204	3,935
Total for all related parties [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,125	1,062
Total for all related parties [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,079	2,873
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	549,154	572,901
Provision for decommissioning, restoration and rehabilitation costs [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	47,937	33,591
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	76,583	85,675
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	60,598	95,302
Provision for decommissioning, restoration and rehabilitation costs [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	364,036	358,333
Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	36,448	26,633
Service Concession Arrangements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,457	1,902
Service Concession Arrangements [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,180	3,240
Service Concession Arrangements [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,585	3,921
Service Concession Arrangements [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 28,226	$ 17,570